Options - Schedule of Stock Option Activity (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Number of Options Outstanding, Beinning Balance			1,732,846	1,197,846	1,044,500
Number of Options Exercisable, Beinning Balance			1,107,259	781,300	584,000
Number of Options, Granted	560,400	253,846		560,400	263,846
Number of Options, Forfeited				(25,400)	(35,000)
Number of Options, Expired					(75,000)
Number of Options Outstanding, Ending Balance			1,732,846	1,732,846	1,197,846
Number of Options Exercisable, Ending Balance			1,128,946	1,107,259	781,300
Weighted Average Exercise Price Outstanding, Beinning Balance			$ 1.19	$ 0.97	$ 0.92
Weighted Average Exercise Price Exercisable, Beinning Balance			0.96	1.02	1.05
Weighted Average Exercise Price, Granted				0.50	0.64
Weighted Average Exercise Price, Forfeited				0.46	1.02
Weighted Average Exercise Price, Expired					1.13
Weighted Average Exercise Price Outstanding, Ending Balance			0.82	1.19	0.97
Weighted Average Exercise Price Exercisable, Ending Balance			$ 0.95	$ 0.96	$ 1.02
Contractual Life in Years Outstanding, Beinning Balance			6 years 11 months 23 days	6 years 11 months 15 days	3 years 4 months 17 days
Contractual Life in Years Exercisable, Beinning Balance			5 years 10 months 28 days	6 years 3 months 19 days	3 years 7 days
Contractual Life in Years, Granted			0 years	9 years 3 months 4 days	9 years 18 days
Contractual Life in Years, Forfeited			0 years	9 years 22 days	8 years 2 months 30 days
Contractual Life in Years, Expired			0 years	0 years	4 years 6 months 14 days
Contractual Life in Years Outstanding, Ending Balance			6 years 8 months 26 days	6 years 11 months 23 days	6 years 11 months 15 days
Contractual Life in Years Exercisable, Ending Balance			5 years 8 months 16 days	5 years 10 months 28 days	6 years 3 months 19 days
Intrinsic Value Outstanding, Beinning Balance
Intrinsic Value Exercisable, Beinning Balance
Intrinsic Value Outstanding, Ending Balance
Intrinsic Value Exercisable, Ending Balance